Tax reforms (Details) - installment	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximum
Disclosure of Tax reforms [Line Items]
Applicable tax rate				34.00%
Minimum
Disclosure of Tax reforms [Line Items]
Applicable tax rate				15.00%
Tax on deemed income [Member]
Disclosure of Tax reforms [Line Items]
Tax Rate on Dividends for Non Resident Shareholders				10.00%	7.50%
Colombia [Member]
Disclosure of Tax reforms [Line Items]
Number of installments, income tax liability payment, COVID 19					12
Colombia [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Presumptive taxable income tax rate					1.50%
Colombia [Member] | Minimum
Disclosure of Tax reforms [Line Items]
Presumptive taxable income tax rate				0.50%
Colombia [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate		30.00%	31.00%
Presumptive taxable income tax rate			0.00%
Colombia [Member] | Surcharge [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				32.00%	33.00%	37.00%
Chile [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				27.00%
Individual tax Rate				44.45%
Income tax rate on foreign investors resident in treaty countries				35.00%
Spain [Member]
Disclosure of Tax reforms [Line Items]
Percentage of Income Tax Exemption On Dividend And Capital Gains Income	95.00%
Argentina [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate				30.00%
Income with holding tax dividend distribution tax rate				13.00%	7.00%
Restriction on deductibility of foreign exchange differences				30.00%